Expense Example {- Treasury Only Portfolio} - 03.31 FIMM Funds PRO - Institutional Class-09 - Treasury Only Portfolio - Institutional Class	May 29, 2021 USD ($)
Expense Example:
1 year	$ 14
3 years	53
5 years	96
10 years	$ 225